Income Taxes - Schedule of Effective Income Tax Rate Differed from Amount Computed by Applying Federal Statutory Rate (FY) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax effected at statutory rate	21.00%	21.00%
State taxes	(0.30%)	6.40%
Stock compensation	(1.30%)	(1.20%)
Non-deductible expenses	(0.90%)	(0.60%)
Federal research and development credits	2.90%	4.20%
Other	(0.10%)	0.40%
Change in valuation allowance	(21.60%)	(30.00%)
Total	(0.30%)	0.20%